Income Taxes - Schedule of Income Tax Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes - consolidated	$ 716	$ 446
Statutory income tax rate (%)	23.00%	23.00%
Expected taxes at statutory rates	$ 165	$ 103
Permanent differences	2	3
Statutory and other rate differences	1	25
Deferred income tax recovery on regulated assets	(21)	(18)
Tax differences on divestitures and transactions	(3)	(4)
Other	(1)	(3)
Income tax expense, total	143	106
Current	23	59
Deferred	$ 120	$ 47
Effective income tax rate (%)	20.00%	23.80%